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allison fumai Allison.fumai@dechert.com +212 698 3526 Direct +212 698 3599 Fax

November 19, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	RiverNorth Opportunities Fund, Inc. (the “Fund”)
Investment Company Act File Number 811-22472

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is a copy of is Post-Effective Amendment No. 25 to the Fund’s Registration Statement on Form N-2 (the “Amendment”) with respect to the registration of an indeterminate indeterminate number of common shares, preferred shares, and/or subscription rights to purchase common shares, subscription rights to purchase preferred shares and/or subscription rights to purchase common and preferred shares.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 698-3526. Thank you.

Best regards,

/s/ Allison Fumai

Allison Fumai